CONCENTRATIONS	3 Months Ended	12 Months Ended
	Nov. 30, 2022	Aug. 31, 2022
CONCENTRATIONS
CONCENTRATIONS

13. CONCENTRATIONS

For the three months ended November 30, 2022 and November 30, 2021, the Company had four customers representing 32% of total revenue and one customer representing 56% of total revenue, respectively. For the three months ended November 30, 2022, the Company had four customers representing 61% of total accounts receivable and two customer representing 42% of total accounts receivable as of August 31, 2022.

15. CONCENTRATIONS

For the years ended August 31, 2022 and 2021, the Company had two customers representing 24% and one customer representing 97% of total revenue.  For the years ended August 31, 2022, the Company had two customers representing 42% of total accounts receivable and one customer representing 68% of total accounts receivable as of August 31, 2021.